Note 18 - Financial Instruments (Detail) - Fair Value Information of Hedging Instrument (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Interest rate swaps	(non-current)
Interest rate swaps	$ 358